CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 65,000	$ 48,349	$ 67,303
Other comprehensive income, net of tax:
Unrealized gains (losses) on investment securities arising during the period	13,783	(29,091)	133
Change in retirement obligation	(2,339)	15,773	2,798
Unrealized gain (loss) on derivatives	(1,551)	745	(143)
Unrealized gain (loss) on foreign currency exchange	(21)	(31)	25
Other comprehensive income (loss)	9,872	(12,604)	2,813
Comprehensive income	$ 74,872	$ 35,745	$ 70,116